Expenses by Nature - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Disclosure of products and services [line items]
Potential Disgorgement Of Revenue		$ 20
Potential Penalties And Fines		2
Fines and penalties		$ 33
Heartland Generation
Disclosure of products and services [line items]
Transaction costs	$ 24